Other assets by major categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Net deferred tax assets (net of valuation allowance)	$ 761,768	$ 541,499
Investments under the equity method	197,006	246,776
Bank Owned Life Insurance	228,805	233,475
Prepaid F D I C Insurance Assessment	383	27,533
Prepaid Taxes	91,504	88,360
Other prepaid expenses	67,108	60,626
Derivative Asset, Fair Value, Gross Asset	34,710	41,925
Trades receivables from brokers and counterparties	71,680	137,542	69,535
Others	234,594	191,842
Total other assets	$ 1,687,558	$ 1,569,578